Equity (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Matters Relating to Repurchase
Number of Class A ordinary shares repurchased (Shares consolidated each 10 shares into 1 share)	200,000
Total purchase price for repurchase of shares	$500
Number of Class A ordinary shares repurchased	300,000
Total purchase price for repurchase of shares	$750